Use of Estimates and Judgments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	May 31, 2018
Disclosure of changes in accounting estimates [line items]
Percentage of consolidated revenue		3.60%
Average rate of devaluation results	37.807879	16.580667
Bottom of range [member] | Argentinean Peso [member]
Disclosure of changes in accounting estimates [line items]
Cumulative inflation rate			100.00%